Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income Loss
Other Comprehensive Income (Loss)
19.	Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related tax effects were as follows:

	2011	2010	2009
Unrealized gains (losses) on available for sale securities
Available for sale securities:
Unrealized holding gains (losses) on securities arising
during period	$7,425,665	$(2,511,240)	$3,810,506
Less: reclassification adjustment for (gains)
realized in income	(425,730)	(1,522,260)	(787,842)
Net unrealized gains (losses)	6,999,935	(4,033,500)	3,022,664
Tax effect	(2,799,974)	1,613,400	(1,209,066)
Net-of-tax amount	4,199,961	(2,420,100)	1,813,598
Other-than-temporary impaired securities:
Unrealized holding (losses) on securities arising
during period	$(43,702)	$(2,213,414)	$(3,296,198)
Less: reclassification adjustment for losses
realized in income	367,424	2,423,111	2,294,841
Net unrealized gains (losses)	323,722	209,697	(1,001,357)
Tax effect	(129,489)	(83,879)	400,543
Net-of-tax amount	194,233	125,818	(600,814)
Change in unrealized loss on pension liability	(530,322)	94,848	648,051
Tax effect	212,129	(37,939)	(259,220)
Net-of-tax amount	(318,193)	56,909	388,831
	$4,076,001	$(2,237,373)	$1,601,615

The following is a summary of the change in accumulated other comprehensive income balances, net of tax from December 31, 2010 to December 31, 2011:

	Balance	Current	Balance
	at	Period	at
	12/31/2010	Change	12/31/2011

Unrealized (losses) gains on securities available for sale	$(4,280,946)	$4,394,194	$113,248
Unrealized loss on pension benefits	(1,917,293)	(318,193)	(2,235,486)
Total	$(6,198,239)	$4,076,001	$(2,122,238)

The following is a summary of the accumulated other comprehensive income balances included in stockholders’ equity at December 31, 2011:

	Gross	Balance at
	Balance at	Tax	12/31/2011
	12/31/2011	Effect	net of tax

Unrealized gains (losses) on securities available for sale	$188,750	$(75,502)	$113,248
Unrealized loss on pension benefits	(3,725,810)	1,490,324	(2,235,486)
Total	$(3,537,060)	$1,414,822	$(2,122,238)